Short Term Bank Loans	12 Months Ended
Dec. 31, 2023
Short Term Bank Loans [Abstract]
SHORT TERM BANK LOANS

Note 13 — SHORT TERM BANK LOANS

Short-term bank loans consisted of the following loans:

Lender	December 31, 2023	Term	Effective Interest Rate
Industrial and Commercial Bank of China (ICBC)	422,541	November 20, 2023 to November 20, 2024	3.45%
Dongying Bank	1,408,471	November 03, 2023 to November 03, 2024	6.90%
China Everbright Bank	$140,847	January 12, 2023 to January 11, 2024	4.35%
Total	1,971,859
Less: current portion	1,971,859
Long term portion	$-

Lender	December 31, 2022	Term	Effective Interest Rate
China Everbright Bank	$434,959	August 26, 2022 to August 25, 2023	4.35%
Total	434,959
Less: current portion	434,959
Long term portion	$-

All principal of the above loans as of December 31, 2023 and 2022 are due upon maturity and interest payments are due on a quarterly or monthly basis.

As of 31 December 2023, Industrial and Commercial Bank of China of $422,541 were guaranteed by Fintech Shanghai and China Everbright Bank of $140,847 were guaranteed by Jiang Peng,Qingping Lv and Fintech Shanghai.

The Group repaid $411,579 to China Everbright Bank on August 25, 2023 The Group repaid $140,847 to China Everbright Bank on January 10, 2024.

Interest expense for these loans was $30,144, $24,239 and $31,355 for the years ended December 31, 2023, 2022 and 2021, respectively.